Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Details [Line Items]
Accrued and unpaid dividends (in Dollars)	$ 14.7	$ 13.6
Convertible into common stock, percentage	65.00%
Percentage of cumulative dividend	8.00%
Preferred shares outstanding percentage	65.00%
Series D Preferred Stock [Member]
Redeemable Convertible Preferred Stock Details [Line Items]
Purchase price (in Dollars per share)	$ 4.50	$ 4.50
Number of director	1
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock Details [Line Items]
Purchase price (in Dollars per share)	$ 1.82
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock Details [Line Items]
Purchase price (in Dollars per share)	1.82
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock Details [Line Items]
Purchase price (in Dollars per share)	$ 1.50
Number of director	3